Prospectus Supplement January 1, 2026

For the following funds with the most recent summary and statutory prospectuses (as supplemented to date):

AMCAP Fund® The New Economy Fund® American Funds® U.S. Small and Mid Cap Equity Fund

1. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for AMCAP Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith President	4 years	Partner – Capital Research Global Investors
Brad Barrett	5 years	Partner – Capital Research Global Investors
J. Blair Frank	Less than 1 year	Partner – Capital Research Global Investors
Martin Jacobs	7 years	Partner – Capital Research Global Investors
Aidan O’Connell	10 years	Partner – Capital Research Global Investors
Jessica C. Spaly	7 years	Partner – Capital Research Global Investors

2. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for AMCAP Fund:

Brad Barrett, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Brad has 25 years of investment experience (all with Capital Research and Management Company or affiliate). He has five years of experience in managing the fund and 17 years of prior experience as an investment analyst for the fund.

Cheryl E. Frank and Eric H. Stern no longer manage money in the fund.

3. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for The New Economy Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mathews Cherian President	7 years	Partner – Capital World Investors
Tomoko Fortune	5 years	Partner – Capital World Investors
Peter Gusev	Less than 1 year	Partner – Capital World Investors
Lara Pellini	4 years	Partner – Capital World Investors
Richmond Wolf	7 years	Partner – Capital World Investors

4. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for The New Economy Fund:

Peter Gusev, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Peter has 29 years of investment experience in total (18 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Caroline Jones, Harold H. La and Reed Lowenstein no longer manage money in the fund.

5. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for American Funds U.S. Small and Mid Cap Equity Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
M. Taylor Hinshaw	2026	Partner – Capital World Investors
Matt Hochstetler	2024	Partner – Capital World Investors
Roz Hongsaranagon President	2024	Partner – Capital World Investors
Andraz Razen	2024	Partner – Capital World Investors

6. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for American Funds U.S. Small and Mid Cap Equity Fund:

M. Taylor Hinshaw, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Taylor has been an investment professional since 2002 (all with Capital Research and Management Company or affiliate). He has been managing in the fund since 2026.

Dimitrije M. Mitrinovic no longer manages money in the fund.

Keep this supplement with your summary and statutory prospectuses.

Lit. No. MFGESU-011-0126P CGD/TM/10039-S106810

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY